UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-719_

Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Thomas T. Sarkany Nancy-Beth Sheerr

OFFICERS	Mitchell E. Appel President Howard A. Brecher Vice President and Secretary Stephen R. Anastasio Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541810

SEMI-ANNUAL REPORT

June 30, 2008

Value Line
Premier Growth
Fund, Inc.

EULAV ASSET MANAGEMENT, LLC
(A Wholly-Owned Subsidiary of Value Line, Inc.)

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders (unaudited):

For the six months ended June 30, 2008, the Value Line Premier Growth Fund (the “Fund”) experienced a loss of 6.84%. That was well ahead of the 11.91% loss suffered by the benchmark Standard & Poor’s 500 Index.

This latest showing is yet another affirmation of our long-standing emphasis on risk control, and reinforces the Fund’s well-earned standing among its peers. Lipper, an independent mutual fund analysis service, rates your Fund a Lipper Leader for both Total Return and Consistent Return, relative to other funds in the mid-cap growth category. Morningstar, another independent mutual fund service, rates the Fund Above Average for Overall Return and Below Average for Overall Risk exposure, relative to its peers. That’s a combination that we endeavor always to maintain.

Indeed, as described to you in previous reports, our systematic investment approach encompasses equally both offense and defense. We invest in stocks demonstrating superior earnings momentum and stock price momentum, relative to other issues. When a holding no longer meets that standard, we do not hesitate to sell. With approximately 400 issues in the Fund portfolio, it will not be missed. Through a well-honed strict discipline characterized by merit and probability, not hopes and dreams, we prevent small losses from turning into large ones.

Your Fund invests in companies that have demonstrated a solid history of consistent success. We do not deal in the fad of the moment, nor do we gamble on turnarounds in struggling out-of-favor stocks. Rather, we always favor companies with multi-year records of proven growth ability. This is truly a portfolio of high-quality growth stocks.

The Fund’s wide diversification is yet another route to risk reduction. The entire spectrum of U.S.-traded equities is within our scope, and we invest across all sectors and all capitalization sizes of sufficient liquidity. As of June 30th, less than 8% of assets were invested in the Fund’s top 10 positions. Current holdings are about 40% large-cap, 45% mid-cap, and 15% small-cap.

Thank you for your continuing confidence in us.

Sincerely,

August 5, 2008

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to take hold, as the nation’s gross domestic product, rather than contracting, actually increased modestly during the initial two quarters. Moreover, this mildly positive pattern may continue in the third quarter, with the nation’s GDP growth, underpinned by further benefits from the federal government’s earlier stimulus program, stable interest rates, and a strong export market, likely staying in the 1.0%–2.0% range.

However, we think the recession may only have been postponed. In fact, there is a reasonable chance GDP will contract modestly during the final months of this year, as the benefits of the stimulus program wear off and the cumulative effect of high gasoline and heating oil costs help to dampen consumer discretionary spending. Moreover, in the absence of another fiscal stimulus package (in particular, a second round of rebates), any downturn in GDP probably would extend into the first part of 2009. Thereafter, growth should resume, assuming the recent decline in energy prices proves sustainable and the housing cycle bottoms out, as we expect.

Meanwhile, inflation is trending upward due to high energy, food, and commodity costs. Adequate supplies of raw materials, coupled with a prospective near-term deceleration in the economy, however, should help keep the costs of production under control, suggesting that a lessening in inflationary pressures may take hold next year. Thereafter, absent a stronger multi-year business up cycle than we now forecast, inflation should be held in check through the first part of the next decade.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/08	Ending account value 6/30/08	Expenses* paid during period 1/1/08 thru 6/30/08
Actual	$1,000.00	$931.60	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2008 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Tenaris S.A. ADR	77,500	$5,773,750	1.10%
Intuitive Surgical, Inc.	20,000	$5,388,000	1.03%
Petroleo Brasileiro S.A.—Petrobras ADR	64,000	$4,533,120	0.86%
Range Resources Corp.	66,000	$4,325,640	0.82%
Landstar System, Inc.	76,000	$4,196,720	0.80%
Southwestern Energy Co.	80,000	$3,808,800	0.72%
Vimpel-Communications ADR	127,500	$3,784,200	0.72%
XTO Energy, Inc.	53,470	$3,663,230	0.70%
McDermott International, Inc.	55,500	$3,434,895	0.65%
FMC Technologies, Inc.	44,000	$3,384,920	0.64%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.1%)
	AEROSPACE/DEFENSE (3.3%)
12,000	Alliant Techsystems, Inc.*	$1,220,160
36,000	BE Aerospace, Inc.*	838,440
13,000	Boeing Co. (The)	854,360
20,989	DRS Technologies, Inc.	1,652,254
20,000	Esterline Technologies Corp.*	985,200
15,600	General Dynamics Corp.	1,313,520
17,400	Goodrich Corp.	825,804
12,500	L-3 Communications Holdings, Inc.	1,135,875
11,000	Lockheed Martin Corp.	1,085,260
15,000	Northrop Grumman Corp.	1,003,500
44,000	Orbital Sciences Corp.*	1,036,640
23,800	Precision Castparts Corp.	2,293,606
18,400	Raytheon Co.	1,035,552
19,600	Rockwell Collins, Inc.	940,016
27,000	Teledyne Technologies, Inc.*	1,317,330
		17,537,517
	AIR TRANSPORT (0.2%)
106,500	Lan Airlines S.A. ADR	1,090,560
	APPAREL (1.1%)
36,000	Gildan Activewear, Inc. Class A*	931,680
46,000	Guess?, Inc.	1,722,700
30,000	Phillips-Van Heusen Corp.	1,098,600
15,000	VF Corp.	1,067,700
26,500	Warnaco Group, Inc. (The)*	1,167,855
		5,988,535
	AUTO PARTS (1.1%)
13,000	Autoliv, Inc.	606,060
32,000	BorgWarner, Inc.	1,420,160
12,600	Eaton Corp.	1,070,622
60,000	Johnson Controls, Inc.	1,720,800
56,000	LKQ Corp.*	1,011,920
		5,829,562
	BANK (0.4%)
25,000	Bank of Hawaii Corp.	1,195,000
7,322	PNC Financial Services Group, Inc.	418,086
30,000	Wells Fargo & Co.	712,500
		2,325,586
	BANK — CANADIAN (0.7%)
13,300	Bank of Montreal	$548,359
22,100	Bank of Nova Scotia	1,012,622
8,200	Canadian Imperial Bank of Commerce	450,508
23,400	Royal Bank of Canada	1,045,278
7,400	Toronto-Dominion Bank (The)	460,798
		3,517,565
	BANK — FOREIGN (1.9%)
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,305,136
163,750	Banco Itau Holding Financeira S.A. ADR	3,325,763
60,000	Banco Santander Central Hispano S.A. ADR	1,091,400
5,500	Banco Santander Chile S.A. ADR	236,555
35,000	Bancolombia S.A. ADR	1,098,650
32,000	ICICI Bank Ltd. ADR	920,320
12,200	Kookmin Bank ADR	713,822
10,000	Unibanco—Uniao de Bancos Brasileiros S.A. GDR	1,269,300
		9,960,946
	BANK — MIDWEST (0.3%)
8,389	Commerce Bancshares, Inc.	332,708
17,900	Northern Trust Corp.	1,227,403
		1,560,111
	BEVERAGE — ALCOHOLIC (0.2%)
20,000	Molson Coors Brewing Co. Class B	1,086,600
	BEVERAGE — SOFT DRINK (1.0%)
19,000	Coca-Cola Co. (The)	987,620
7,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	394,730
29,000	Companhia de Bebidas das Americas ADR	1,837,150
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	910,200
42,000	Hansen Natural Corp.*	1,210,440
		5,340,140

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2008

Shares		Value
	BIOTECHNOLOGY (0.6%)
8,000	Invitrogen Corp.*	$314,080
18,000	Techne Corp.*	1,393,020
12,800	United Therapeutics Corp.*	1,251,200
		2,958,300
	BUILDING MATERIALS (1.2%)
8,800	Ameron International Corp.	1,055,824
12,000	Fluor Corp.	2,232,960
40,000	Jacobs Engineering Group, Inc.*	3,228,000
		6,516,784
	CABLE TV (0.7%)
41,000	DIRECTV Group, Inc. (The)*	1,062,310
37,800	Rogers Communications, Inc. Class B	1,461,348
59,000	Shaw Communications, Inc. Class B	1,201,240
		3,724,898
	CANADIAN ENERGY (0.9%)
20,000	Nexen, Inc.	795,000
7,000	Petro-Canada	390,250
38,000	Suncor Energy, Inc.	2,208,560
17,000	Talisman Energy, Inc.	376,210
26,000	TransCanada Corp.	1,008,020
		4,778,040
	CHEMICAL — BASIC (1.5%)
21,000	Agrium, Inc.	2,258,340
28,000	Celanese Corp. Series A	1,278,480
22,000	FMC Corp.	1,703,680
12,000	Potash Corporation of Saskatchewan, Inc.	2,742,840
		7,983,340
	CHEMICAL — DIVERSIFIED (1.8%)
15,000	Air Products & Chemicals, Inc.	1,482,900
44,000	Albemarle Corp.	1,756,040
16,000	Bayer AG ADR	1,338,080
5,000	Cytec Industries, Inc.	272,800
24,000	Monsanto Co.	3,034,560
25,000	Pall Corp.	992,000
10,000	Veolia Environnement ADR	558,500
		9,434,880
	CHEMICAL — SPECIALTY (3.1%)
29,000	Airgas, Inc.	$1,693,310
11,400	CF Industries Holdings, Inc.	1,741,920
26,000	Ecolab, Inc.	1,117,740
15,000	H.B. Fuller Co.	336,600
9,092	Lorillard, Inc.*	628,803
17,500	Lubrizol Corp. (The)	810,775
17,000	Mosaic Co. (The)*	2,459,900
30,000	Praxair, Inc.	2,827,200
16,000	Sherwin-Williams Co. (The)	734,880
30,000	Sigma-Aldrich Corp.	1,615,800
36,800	Syngenta AG ADR	2,380,960
		16,347,888
	COMPUTER & PERIPHERALS (0.9%)
32,000	Hewlett-Packard Co.	1,414,720
37,200	MICROS Systems, Inc.*	1,134,228
42,300	NCR Corp.*	1,065,960
38,000	Western Digital Corp.*	1,312,140
		4,927,048
	COMPUTER SOFTWARE & SERVICES (2.4%)
28,000	Accenture Ltd. Class A	1,140,160
60,000	ANSYS, Inc.*	2,827,200
60,000	Cognizant Technology Solutions Corp. Class A*	1,950,600
30,000	Concur Technologies, Inc.*	996,900
17,000	DST Systems, Inc.*	935,850
28,400	Infosys Technologies Ltd. ADR	1,234,264
18,000	NAVTEQ Corp.*	1,386,000
26,000	Omniture, Inc.*	482,820
42,000	Satyam Computer Services Ltd. ADR	1,029,840
34,000	SEI Investments Co.	799,680
		12,783,314

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	DIVERSIFIED COMPANIES (4.0%)
85,000	ABB Ltd. ADR	$2,407,200
24,300	Acuity Brands, Inc.	1,168,344
33,000	AMETEK, Inc.	1,558,260
35,600	Barnes Group, Inc.	822,004
18,300	Brink’s Co. (The)	1,197,186
34,875	Brookfield Asset Management, Inc. Class A	1,134,832
16,000	Danaher Corp.	1,236,800
19,000	Honeywell International, Inc.	955,320
17,200	ITT Corp.	1,089,276
55,500	McDermott International, Inc.*	3,434,895
15,000	Parker Hannifin Corp.	1,069,800
12,700	SPX Corp.	1,672,971
19,000	Textron, Inc.	910,670
17,000	United Technologies Corp.	1,048,900
13,700	Valmont Industries, Inc.	1,428,773
		21,135,231
	DRUG (2.8%)
28,000	Alexion Pharmaceuticals, Inc.*	2,030,000
17,200	Allergan, Inc.	895,260
27,400	BioMarin Pharmaceutical, Inc.*	794,052
27,060	Celgene Corp.*	1,728,322
18,400	Covance, Inc.*	1,582,768
42,000	Gilead Sciences, Inc.*	2,223,900
32,500	Immucor, Inc.*	841,100
20,800	Novo Nordisk A/S ADR	1,372,800
32,000	Perrigo Co.	1,016,640
32,000	Pharmaceutical Product Development, Inc.	1,372,800
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,053,400
		14,911,042
	E-COMMERCE (0.6%)
19,600	Ctrip.com International Ltd. ADR	897,288
30,000	Salesforce.com, Inc.*	2,046,900
		2,944,188
	EDUCATIONAL SERVICES (0.6%)
15,000	Blackboard, Inc.*	573,450
15,500	ITT Educational Services, Inc.*	1,280,765
6,700	Strayer Education, Inc.	1,400,769
		3,254,984
	ELECTRICAL EQUIPMENT (1.8%)
23,200	Cooper Industries Ltd. Class A	$916,400
24,000	Emerson Electric Co.	1,186,800
44,000	FLIR Systems, Inc.*	1,785,080
27,000	General Cable Corp.*	1,642,950
21,500	Thomas & Betts Corp.*	813,775
30,000	Trimble Navigation Ltd.*	1,071,000
12,600	W.W. Grainger, Inc.	1,030,680
31,000	Zoltek Companies, Inc.*	751,750
		9,198,435
	ELECTRICAL UTILITY — CENTRAL (0.5%)
13,000	Entergy Corp.	1,566,240
20,000	ITC Holdings Corp.	1,022,200
		2,588,440
	ELECTRICAL UTILITY — EAST (1.0%)
18,000	Exelon Corp.	1,619,280
17,000	FirstEnergy Corp.	1,399,610
22,000	Public Service Enterprise Group, Inc.	1,010,460
27,000	Southern Co.	942,840
		4,972,190
	ELECTRICAL UTILITY — WEST (0.3%)
15,000	MDU Resources Group, Inc.	522,900
18,500	Sempra Energy	1,044,325
		1,567,225
	ELECTRONICS (1.1%)
40,800	Amphenol Corp. Class A	1,831,104
32,550	Diodes, Inc.*	899,682
26,500	Harris Corp.	1,337,985
31,000	MEMC Electronic Materials, Inc.*	1,907,740
		5,976,511
	ENTERTAINMENT (0.4%)
15,100	Central European Media Enterprises Ltd. Class A*	1,367,003
42,000	Discovery Holding Co. Ser. A*	922,320
		2,289,323

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2008

Shares		Value
	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A*	$1,168,700
	ENVIRONMENTAL (0.8%)
37,500	Republic Services, Inc.	1,113,750
36,600	Stericycle, Inc.*	1,892,220
37,800	Waste Connections, Inc.*	1,206,954
		4,212,924
	FINANCIAL SERVICES — DIVERSIFIED (3.3%)
12,000	Affiliated Managers Group, Inc.*	1,080,720
10,700	BlackRock, Inc. Class A	1,893,900
12,000	Credicorp Ltd.	985,440
5,000	Credit Suisse Group ADR	226,550
34,000	Eaton Vance Corp.	1,351,840
15,961	Fidelity National Information Services, Inc.	589,120
9,000	Franklin Resources, Inc.	824,850
18,300	HDFC Bank Ltd. ADR	1,311,378
38,000	Leucadia National Corp.	1,783,720
11,011	Loews Corp.	516,416
9,300	MasterCard, Inc. Class A	2,469,336
19,000	Principal Financial Group, Inc.	797,430
21,000	ProAssurance Corp.*	1,010,310
24,000	T. Rowe Price Group, Inc.	1,355,280
45,000	Western Union Co. (The)	1,112,400
		17,308,690
	FOOD PROCESSING (2.1%)
11,000	Bunge Ltd.	1,184,590
13,000	Diageo PLC ADR	960,310
56,250	Flowers Foods, Inc.	1,594,125
18,600	General Mills, Inc.	1,130,322
16,600	Groupe Danone ADR	231,570
28,000	Hormel Foods Corp.	969,080
30,000	McCormick & Company, Inc.	1,069,800
17,000	Perdigao S.A. ADR	926,500
4,000	Ralcorp Holdings, Inc.*	197,760
35,400	Unilever PLC ADR	1,005,714
19,000	Wm. Wrigley Jr. Co.	1,477,820
		10,747,591
	FOREIGN ELECTRONICS (0.2%)
16,000	Canon, Inc. ADR	$819,360
	FOREIGN TELECOMMUNICATIONS (1.1%)
15,000	Brasil Telecom Participacoes S.A. ADR	1,100,550
22,600	PT Telekomunikasi Indonesia ADR	728,850
6,900	Rostelecom ADR	500,457
41,000	Tele Norte Leste Participacoes S.A. ADR	1,021,310
11,700	Telefonica S.A. ADR	931,086
34,000	Telefonos de Mexico S.A. de C.V. ADR	805,120
28,400	Vodafone Group PLC ADR	836,664
		5,924,037
	GROCERY (0.2%)
32,000	Ruddick Corp.	1,097,920
	HOME APPLIANCES (0.2%)
33,000	Toro Co. (The)	1,097,910
	HOTEL/GAMING (0.9%)
18,000	Bally Technologies, Inc.*	608,400
24,500	Marriott International, Inc. Class A	642,880
8,487	MGM MIRAGE*	287,624
52,000	Penn National Gaming, Inc.*	1,671,800
18,000	Vail Resorts, Inc.*	770,940
29,000	WMS Industries, Inc.*	863,330
		4,844,974
	HOUSEHOLD PRODUCTS (0.7%)
24,200	Church & Dwight Company, Inc.	1,363,670
16,000	Energizer Holdings, Inc.*	1,169,440
35,000	Tupperware Brands Corp.	1,197,700
		3,730,810
	HUMAN RESOURCES (0.3%)
25,300	Watson Wyatt Worldwide, Inc. Class A	1,338,117

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	INDUSTRIAL SERVICES (2.3%)
30,000	C.H. Robinson Worldwide, Inc.	$1,645,200
24,000	CB Richard Ellis Group, Inc. Class A*	460,800
63,000	Corrections Corp. of America*	1,730,610
40,000	EMCOR Group, Inc.*	1,141,200
29,000	FTI Consulting, Inc.*	1,985,340
42,000	Geo Group, Inc. (The)*	945,000
34,500	Iron Mountain, Inc.*	915,975
36,000	Quanta Services, Inc.*	1,197,720
43,369	URS Corp.*	1,820,197
		11,842,042
	INFORMATION SERVICES (1.2%)
19,000	Alliance Data Systems Corp.*	1,074,450
14,000	Dun & Bradstreet Corp. (The)	1,226,960
21,000	FactSet Research Systems, Inc.	1,183,560
22,600	IHS, Inc. Class A*	1,572,960
63,000	Nuance Communications, Inc.*	987,210
		6,045,140
	INSURANCE — LIFE (0.7%)
20,600	AFLAC, Inc.	1,293,680
34,000	Manulife Financial Corp.	1,180,140
20,000	MetLife, Inc.	1,055,400
6,000	Torchmark Corp.	351,900
		3,881,120
	INSURANCE — PROPERTY & CASUALTY (1.5%)
19,000	ACE Ltd.	1,046,710
30,000	American Financial Group, Inc.	802,500
15,000	Arch Capital Group Ltd.*	994,800
25,000	Assurant, Inc.	1,649,000
13,000	Axis Capital Holdings Ltd.	387,530
20,000	Chubb Corp. (The)	980,200
16,500	SAFECO Corp.	1,108,140
24,100	Sun Life Financial, Inc.	986,895
		7,955,775
	INTERNET (0.8%)
8,000	Atheros Communications*	240,000
5,000	Google, Inc. Class A*	2,632,100
28,000	VeriSign, Inc.*	1,058,400
		3,930,500
	MACHINERY (5.3%)
28,400	Bucyrus International, Inc. Class A	$2,073,768
14,000	Caterpillar, Inc.	1,033,480
11,700	CNH Global N.V.	397,449
15,500	Cummins, Inc.	1,015,560
23,300	Curtiss-Wright Corp.	1,042,442
19,200	Deere & Co.	1,384,896
21,000	Donaldson Company, Inc.	937,440
18,000	Flowserve Corp.	2,460,600
42,600	Foster Wheeler Ltd.*	3,116,190
23,200	Gardner Denver, Inc.*	1,317,760
28,125	Graco, Inc.	1,070,719
29,850	IDEX Corp.	1,099,674
21,000	Kaydon Corp.	1,079,610
31,500	Lennox International, Inc.	912,240
62,000	Manitowoc Company, Inc. (The)	2,016,860
15,600	MSC Industrial Direct Co., Inc. Class A	688,116
6,000	Regal-Beloit Corp.	253,500
34,000	Robbins & Myers, Inc.	1,695,580
26,000	Roper Industries, Inc.	1,712,880
21,000	Snap-on, Inc.	1,092,210
31,200	Terex Corp.*	1,602,744
		28,003,718
	MARITIME (0.3%)
34,000	Kirby Corp.*	1,632,000
	MEDICAL SERVICES (1.4%)
26,000	Amedisys, Inc.*	1,310,920
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,147,201
23,000	Humana, Inc.*	914,710
9,000	inVentiv Health, Inc.*	250,110
13,200	Laboratory Corporation of America Holdings*	919,116
21,000	Pediatrix Medical Group, Inc.*	1,033,830
42,400	Psychiatric Solutions, Inc.*	1,604,416
		7,180,303

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2008

Shares		Value
	MEDICAL SUPPLIES (5.5%)
8,000	Alcon, Inc.	$1,302,320
25,000	ArthroCare Corp.*	1,020,250
12,200	Bard (C.R.), Inc.	1,072,990
21,000	Baxter International, Inc.	1,342,740
14,500	Becton, Dickinson & Co.	1,178,850
11,000	Bio-Rad Laboratories, Inc. Class A*	889,790
17,500	Charles River Laboratories International, Inc.*	1,118,600
37,000	DENTSPLY International, Inc.	1,361,600
10,600	Haemonetics Corp.*	587,876
56,000	Henry Schein, Inc.*	2,887,920
98,384	Hologic, Inc.*	2,144,771
24,000	IDEXX Laboratories, Inc.*	1,169,760
25,600	Illumina, Inc.*	2,230,016
20,000	Intuitive Surgical, Inc.*	5,388,000
6,500	Inverness Medical Innovations, Inc.*	215,605
18,000	McKesson Corp.	1,006,380
28,000	NuVasive, Inc.*	1,250,480
27,000	Owens & Minor, Inc.	1,233,630
15,700	Stryker Corp.	987,216
14,400	West Pharmaceutical Services, Inc.	623,232
		29,012,026
	METALS & MINING DIVERSIFIED (0.3%)
27,000	Allegheny Technologies, Inc.	1,600,560
	METALS FABRICATING (0.8%)
22,000	Chicago Bridge & Iron Co. N.V.	876,040
26,000	Harsco Corp.	1,414,660
26,000	Kennametal, Inc.	846,300
16,000	Shaw Group, Inc. (The)*	988,640
		4,125,640
	NATURAL GAS — DISTRIBUTION (0.9%)
18,000	AGL Resources, Inc.	622,440
15,800	BG Group PLC ADR	2,057,950
33,600	Southern Union Co.	907,872
31,000	UGI Corp.	890,010
		4,478,272
	NATURAL GAS — DIVERSIFIED (3.3%)
32,000	Energen Corp.	$2,496,960
8,600	EOG Resources, Inc.	1,128,320
20,000	Equitable Resources, Inc.	1,381,200
24,000	National Fuel Gas Co.	1,427,520
24,000	Penn Virginia Corp.	1,810,080
20,000	Questar Corp.	1,420,800
80,000	Southwestern Energy Co.*	3,808,800
53,470	XTO Energy, Inc.	3,663,230
		17,136,910
	NEWSPAPER (0.1%)
40,000	News Corp. Class B	614,000
	OILFIELD SERVICES/ EQUIPMENT (2.0%)
11,000	Arena Resources, Inc.*	581,020
20,000	Bristow Group, Inc.*	989,800
10,500	Core Laboratories N.V.*	1,494,675
14,600	Exterran Holdings, Inc.*	1,043,754
44,000	FMC Technologies, Inc.*	3,384,920
8,000	Superior Energy Services, Inc.*	441,120
32,000	Weatherford International Ltd.*	1,586,880
18,000	Willbros Group, Inc.*	788,580
		10,310,749
	PACKAGING & CONTAINER (1.0%)
30,700	AptarGroup, Inc.	1,287,865
7,000	Ball Corp.	334,180
34,000	CLARCOR, Inc.	1,193,400
18,500	Greif, Inc. Class A	1,184,555
30,000	Owens-Illinois, Inc.*	1,250,700
		5,250,700
	PAPER & FOREST PRODUCTS (0.2%)
4,000	Aracruz Celulose S.A. ADR	293,560
37,000	Votorantim Celulose e Papel S.A. ADR	988,270
		1,281,830

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	PETROLEUM — INTEGRATED (1.5%)
7,000	BASF AG ADR	$963,200
64,000	Petroleo Brasileiro S.A.—Petrobras ADR	4,533,120
12,000	Sasol Ltd. ADR	707,280
32,000	Tesoro Corp.	632,640
13,700	Total S.A. ADR	1,168,199
		8,004,439
	PETROLEUM — PRODUCING (2.7%)
8,600	CNOOC Ltd. ADR	1,492,444
22,200	Forest Oil Corp.*	1,653,900
30,000	Quicksilver Resources, Inc.*	1,159,200
66,000	Range Resources Corp.	4,325,640
77,500	Tenaris S.A. ADR	5,773,750
		14,404,934
	PHARMACY SERVICES (1.1%)
28,000	CVS Caremark Corp.	1,107,960
40,000	Express Scripts, Inc.*	2,508,800
22,000	Longs Drug Stores Corp.	926,420
30,000	Medco Health Solutions, Inc.*	1,416,000
		5,959,180
	POWER (0.5%)
58,000	Covanta Holding Corp.*	1,548,020
43,000	Reliant Energy, Inc.*	914,610
		2,462,630
	PRECISION INSTRUMENT (1.3%)
15,400	Mettler Toledo International, Inc.*	1,460,844
68,000	Siliconware Precision Industries Co. ADR	497,080
38,000	Thermo Fisher Scientific, Inc.*	2,117,740
9,400	Triumph Group, Inc.	442,740
19,000	Waters Corp.*	1,225,500
24,000	Woodward Governor Co.	855,840
		6,599,744
	R.E.I.T. (1.0%)
9,200	AvalonBay Communities, Inc.	$820,272
16,000	BRE Properties, Inc.	692,480
9,400	Essex Property Trust, Inc.	1,001,100
12,000	LaSalle Hotel Properties	301,560
21,000	ProLogis	1,141,350
4,000	SL Green Realty Corp.	330,880
16,000	Taubman Centers, Inc.	778,400
		5,066,042
	RAILROAD (1.3%)
13,500	Burlington Northern Santa Fe Corp.	1,348,515
22,900	Canadian National Railway Co.	1,101,032
19,000	Canadian Pacific Railway Ltd.	1,256,660
41,000	Kansas City Southern*	1,803,590
20,000	Norfolk Southern Corp.	1,253,400
		6,763,197
	RESTAURANT (1.1%)
8,700	Chipotle Mexican Grill, Inc. Class A*	718,794
27,000	Darden Restaurants, Inc.	862,380
20,000	McDonald’s Corp.	1,124,400
126,562	Sonic Corp.*	1,873,118
34,000	Yum! Brands, Inc.	1,193,060
		5,771,752
	RETAIL — AUTOMOTIVE (0.4%)
8,400	AutoZone, Inc.*	1,016,484
27,000	Copart, Inc.*	1,156,140
		2,172,624
	RETAIL — SPECIAL LINES (1.7%)
33,500	Aeropostale, Inc.*	1,049,555
15,000	Buckle, Inc. (The)	685,950
45,000	Coach, Inc.*	1,299,600
45,000	Dick’s Sporting Goods, Inc.*	798,300
44,000	GameStop Corp. Class A*	1,777,600
23,300	J. Crew Group, Inc.*	769,133
48,700	Rush Enterprises, Inc. Class A*	584,887
34,300	TJX Companies, Inc. (The)	1,079,421
33,700	Urban Outfitters, Inc.*	1,051,103
		9,095,549

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2008

Shares		Value
	RETAIL BUILDING SUPPLY (0.2%)
23,500	Fastenal Co.	$1,014,260
	RETAIL STORE (0.4%)
18,000	Costco Wholesale Corp.	1,262,520
33,000	Nordstrom, Inc.	999,900
		2,262,420
	SECURITIES BROKERAGE (0.5%)
6,200	Goldman Sachs Group, Inc. (The)	1,084,380
6,300	IntercontinentalExchange, Inc.*	718,200
33,000	Raymond James Financial, Inc.	870,870
		2,673,450
	SHOE (0.6%)
13,000	Deckers Outdoor Corp.*	1,809,600
20,000	NIKE, Inc. Class B	1,192,200
		3,001,800
	STEEL — GENERAL (0.7%)
16,000	Cleveland-Cliffs, Inc.	1,907,040
22,000	Nucor Corp.	1,642,740
		3,549,780
	TELECOMMUNICATION SERVICES (3.0%)
35,750	American Tower Corp. Class A*	1,510,438
17,300	BT Group PLC ADR	687,329
21,000	CenturyTel, Inc.	747,390
50,877	Crown Castle International Corp.*	1,970,466
16,000	Equinix, Inc.*	1,427,520
14,500	Millicom International Cellular S.A.*	1,500,750
20,000	Mobile TeleSystems ADR	1,532,200
19,500	Philippine Long Distance Telephone Co. ADR	1,041,690
34,000	Telmex Internacional S.A.B. de C.V. ADR*	547,400
52,300	TW Telecom, Inc.*	838,369
127,500	Vimpel-Communications ADR	3,784,200
		15,587,752
	TELECOMMUNICATIONS EQUIPMENT (0.7%)
22,700	Anixter International, Inc.*	$1,350,423
34,000	CommScope, Inc.*	1,794,180
12,000	Comtech Telecommunications Corp.*	588,000
		3,732,603
	THRIFT (0.4%)
89,768	Hudson City Bancorp, Inc.	1,497,330
47,250	People’s United Financial, Inc.	737,100
		2,234,430
	TIRE & RUBBER (0.1%)
12,400	Carlisle Companies, Inc.	359,600
	TOBACCO (0.4%)
16,000	Altria Group, Inc.	328,960
17,000	British American Tobacco PLC ADR	1,177,250
16,000	Philip Morris International, Inc.	790,240
		2,296,450
	TOILETRIES & COSMETICS (0.3%)
14,000	Chattem, Inc.*	910,700
34,800	Luxottica Group S.p.A. ADR	811,884
		1,722,584
	TRUCKING (1.0%)
33,000	Hunt (J.B.) Transport Services, Inc.	1,098,240
76,000	Landstar System, Inc.	4,196,720
		5,294,960
	WATER UTILITY (0.3%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,412,016
	WIRELESS NETWORKING (0.9%)
11,300	Itron, Inc.*	1,111,355
15,900	Research In Motion Ltd.*	1,858,710
43,000	SBA Communications Corp. Class A*	1,548,430
		4,518,495
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.1%) (Cost $343,832,594)	505,062,192

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
REPURCHASE AGREEMENTS (4.4%)
$15,000,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value 15,000,625 (collateralized by 14,575,000 U.S. Treasury Notes 4.50%, due 5/15/17, with a value of 15,276,422)	$15,000,000
8,400,000	With State Street Bank & Trust, 1.05%, dated 6/30/08, due 7/1/08, delivery value 8,400,245 (collateralized by 8,655,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of 8,573,980)	8,400,000
	TOTAL REPURCHASE AGREEMENTS (Cost 23,400,000)	23,400,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.5%)		(2,860,372)

NET ASSETS (100%)		$525,601,820

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($525,601,820 ÷ 19,200,130 shares outstanding)		$27.37

*	Non-income producing.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157“), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$505,062,192	—
Level 2—Other Significant Observable Inputs	23,400,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$528,462,192	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 6/30/08, there were no Level 3 investments.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2008 (unaudited)

Assets:
Investment securities, at value (Cost — $343,832,594)	$505,062,192
Repurchase agreements (Cost — $23,400,000)	23,400,000
Cash	139,365
Receivable for capital shares sold	1,166,521
Interest and dividends receivable	558,794
Prepaid expenses	33,658
Total Assets	530,360,530
Liabilities:
Payable for securities purchased	3,547,703
Payable for capital shares repurchased	746,715
Accrued expenses:
Advisory fee	340,804
Service and distribution plan fees	113,601
Directors’ fees and expenses	8,169
Other	1,718
Total Liabilities	4,758,710
Net Assets	$525,601,820
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 19,200,130 shares)	$19,200,130
Additional paid-in capital	325,300,943
Undistributed net investment income	63,958
Accumulated net realized gain on investments	19,807,604
Net unrealized appreciation of investments and foreign currency translations	161,229,185
Net Assets	$525,601,820
Net Asset Value, Offering and Redemption Price per Outstanding Share ($525,601,820 ÷ 19,200,130 shares outstanding)	$27.37

Statement of Operations
for the Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $147,689)	$2,802,697
Interest	221,323
Total Income	3,024,020
Expenses:
Advisory fee	1,997,637
Service and distribution plan fees	665,879
Transfer agent fees	78,346
Auditing and legal fees	68,745
Printing and postage	61,164
Custodian fees	44,250
Directors’ fees and expenses	20,712
Insurance	17,019
Other	9,357
Total Expenses Before Custody Credits	2,963,109
Less: Custody Credits	(1,666)
Net Expenses	2,961,443
Net Investment Income	62,577
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	4,513,666
Change in Net Unrealized Appreciation/(Depreciation)	(43,655,934)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(39,142,268)
Net Decrease in Net Assets from Operations	$(39,079,691)

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2008 (unaudited) and for the Year Ended December 31, 2007

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Operations:
Net investment income	$62,577	$309,217
Net realized gain on investments	4,513,666	44,301,419
Change in net unrealized appreciation/(depreciation)	(43,655,934)	43,669,561
Net increase/(decrease) in net assets from operations	(39,079,691)	88,280,197
Distributions to Shareholders:
Net investment income	—	(606,845)
Net realized gain from investment transactions	—	(36,752,741)
Total Distributions	—	(37,359,586)
Capital Share Transactions:
Proceeds from sale of shares	49,789,302	109,600,229
Proceeds from reinvestment of dividends and distributions to shareholders	—	36,036,975
Cost of shares repurchased	(55,592,191)	(115,859,406)
Net increase/(decrease) in net assets from capital share transactions	(5,802,889)	29,777,798
Total Increase/(Decrease) in Net Assets	(44,882,580)	80,698,409
Net Assets:
Beginning of period	570,484,400	489,785,991
End of period	$525,601,820	$570,484,400
Undistributed net investment income, at end of period	$63,958	$1,381

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the “Fund”) (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.     Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Value Line Premier Growth Fund, Inc.

June 30, 2008

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)    Accounting for Real Estate Investment Trusts. The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(H)    Foreign Taxes.    The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	1,801,043	3,730,927
Shares issued to shareholders in reinvestment of dividends and distributions	—	1,254,567
	1,801,043	4,985,494
Shares repurchased	(2,020,313)	(3,974,513)
Net increase/(decrease)	(219,270)	1,010,981
Distributions per share from net investment income	$—	$0.0334
Distributions per share from net realized gains	$—	$2.0207

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)          June 30, 2008

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2008 (unaudited)
Purchases:
Investment Securities	$58,500,989
Sales
Investment Securities	$62,048,706

4.	Income Taxes (unaudited)

At June 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$367,232,594
Gross tax unrealized appreciation	$178,629,921
Gross tax unrealized depreciation	(17,400,323)
Net tax unrealized appreciation on investments	$161,229,598

5.	Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,997,637 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the six months ended June 30, 2008. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2008, fees amounting to $665,879 were paid or payable to the Distributor under the Plan.

For the six months ended June 30, 2008, the Fund’s expenses were reduced by $1,666 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 192,035 shares of the Fund’s capital stock, representing 1.00% of the outstanding shares at June 30, 2008. In addition, the officers and directors of the Fund as a group owned 1,221 shares of the Fund, representing less than 1% of the outstanding shares.

6. Subsequent Event

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2008 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$29.38		$26.61	$25.60	$24.23	$20.84	$16.08
Income/(loss) from investment operations:
Net investment income/(loss)	—		0.02	(0.01)	(0.01)	(0.06)	(0.04)
Net gains or (losses) on securities (both realized and unrealized)	(2.01)		4.80	2.75	2.80	3.89	4.80
Total from investment operations	(2.01)		4.82	2.74	2.79	3.83	4.76
Less distributions:
Dividends from net investment income	—		(0.03)	—	—	—	—
Distributions from net realized gains	—		(2.02)	(1.73)	(1.42)	(0.44)	—
Total distributions	—		(2.05)	(1.73)	(1.42)	(0.44)	—
Net asset value, end of period	$27.37		$29.38	$26.61	$25.60	$24.23	$20.84
Total return	(6.84	)%(2)	18.30%	10.68%	11.49%	18.42%	29.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$525,602		$570,484	$489,786	$441,114	$384,030	$309,825
Ratio of expenses to average net assets(1)	1.11	%(3)	1.11%	1.18%	1.13%	1.15%	1.18%
Ratio of net investment income/(loss) to average net assets	0.02	%(3)	0.06%	(0.06)%	(0.06)%	(0.31)%	(0.21)%
Portfolio turnover rate	11	%(2)	29%	38%	44%	54%	52%

(1)	Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets, net of custody credits, would have been unchanged for the periods shown.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Value Line Premier Growth Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional mid-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 18 other retail front-end load and no-load mid-cap growth funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mid-cap growth funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper Mid-Cap Growth Index (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the

[1]	On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the Performance Universe average for the one-year, three-year, five-year and ten-year periods ended December 31, 2007. The Board also noted that the Fund’s performance for the ten-year period ended December 31, 2007 was above that of the Lipper Index. However, the Board also noted that the Fund’s performance for the one-year, three-year, and five-year periods ended December 31, 2007 was below the performance of the Lipper Index.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was higher than that of the Expense Group average, it was slightly lower than the Expense Universe average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates.    In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion.    The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Premier Growth Fund, Inc.

June 30, 2008

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Stephen R. Anastasio Age 49	Treasurer	Since 2005	Treasurer of each of the 14 Value Line Funds since 2005; Treasurer of Value Line since 2005; Chief Financial Officer of Value Line, (2003–2005).

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 3, 2008